EXPLANATORY NOTE

The sole purpose of this filing is to file as an exhibit to the registration statement of AdvisorShares Trust (the “Trust”), supplemental risk/return summary information, in interactive data, for the Trust’s AdvisorShares Dorsey Wright ADR ETF (formerly, the AdvisorShares WCM/BNY Mellon Focused Growth ADR ETF).